SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   MAY 1998

THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

               			    Approx Asset
Date	           Number   Price   Value or Approx   Seller
Each   Ident    Shares    Per       Asset Cov/Shr     or Seller's
Trans  Sec     Purch      Share  at Time of Purch   Broker

5-8    CEE      5000     19.75       24.02              Weeden & Co.
5-11    " "      14000     19.9643   23.92                        " "
5-12    " "      50000     19.875     23.49		 " "

The Central European Equity Fund, Inc.
 Name of Registrant
By Joseph Cheung - Treasurer
Date of Statement          6/9/98